UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY             February 14, 2007
-------------------------     -----------------------    -----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total: $224,029
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1           028-06311                           March Partners, LLC


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8


                                TITLE                        VALUE    SHRS OR  SH/  PUT/  INVSTMT        OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (x1000)  PRN AMT  PRN  CALL  DSCRTN         MGRS   SOLE  SHARED   NONE
--------------                  --------         -----       -------  -------  ---  ----  ------         ----   ----  ------   ----
ACCO BRANDS CORP                COM              00081T108    1,985    75,000  SH         SHARED-DEFINED               75,000
AGERE SYS INC                   COM              00845v308    5,559   290,000  SH         SHARED-DEFINED              290,000
ARAMARK CORP                    CL B             038521100    7,898   236,100  SH         SHARED-DEFINED              236,100
BELLSOUTH CORP                  COM              079860102    8,103   172,000  SH         SHARED-DEFINED              172,000
BIOMET INC                      COM              090613100    3,714    90,000  SH         SHARED-DEFINED               90,000
BROADWING CORP                  COM              11161E101    1,562   100,000  SH         SHARED-DEFINED              100,000
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109    4,565   160,300  SH         SHARED-DEFINED              160,300
CAPITAL ONE FINL CORP           COM              14040H105    1,575    20,500  SH         SHARED-DEFINED               20,500
CAREMARK RX INC                 COM              141705103    3,998    70,000  SH         SHARED-DEFINED               70,000
CBOT HLDGS INC                  CL A             14984K106    4,544    30,000  SH         SHARED-DEFINED               30,000
CEDAR SHOPPING CTRS INC         COM NEW          150602209      636    40,000  SH         SHARED-DEFINED               40,000
CITIGROUP INC                   COM              172967101      292     5,250  SH         SHARED-DEFINED                5,250
CLAIRES STORES INC              COM              179584107      663    20,000  SH         SHARED-DEFINED               20,000
CLEAR CHANNEL COMMUNICATIONS    COM              184502102    3,039    85,500  SH         SHARED-DEFINED               85,500
COMMONWEALTH TEL ENTERPRISES    COM              203349105    4,182    99,900  SH         SHARED-DEFINED               99,900
CONOR MEDSYSTEMS INC            COM              208264101    2,506    80,000  SH         SHARED-DEFINED               80,000
CONSTELLATION ENERGY GROUP I    COM              210371100    2,672    38,800  SH         SHARED-DEFINED               38,800
COTHERIX INC                    COM              22163T103      337    25,000  SH         SHARED-DEFINED               25,000
DELTA & PINE LD CO              COM              247357106    4,118   101,800  SH         SHARED-DEFINED              101,800
DEVON ENERGY CORP NEW           COM              25179M103    1,030    15,350  SH         SHARED-DEFINED               15,350
DEVON ENERGY CORP NEW           COM              25179M103       13    15,000        PUT  SHARED-DEFINED               15,000   None
DIGITAS INC                     COM              25388K104    1,676   125,000  SH         SHARED-DEFINED              125,000
DIRECT GEN CORP                 COM              25456W204    2,064   100,000  SH         SHARED-DEFINED              100,000
DWS RREEF REAL ESTATE FD II     COM              23338X102      255    13,200  SH         SHARED-DEFINED               13,200
EMBARQ CORP                     COM              29078E105    1,062    20,200  SH         SHARED-DEFINED               20,200
ENERGY PARTNERS LTD             COM              2927OU105    2,442   100,000  SH         SHARED-DEFINED              100,000
EQUITY OFFICE PROPERTIES TRU    COM              294741103    2,409    50,000  SH         SHARED-DEFINED               50,000
EXPRESSJET HOLDINGS INC         CL A             30218U108       29    10,000       CALL  SHARED-DEFINED               10,000
FARMER BROS CO                  COM              307675108    3,335   156,216  SH         SHARED-DEFINED              156,216
FOOT LOCKER INC                 COM              344849104    3,290   150,000  SH         SHARED-DEFINED              150,000
FOUR SEASONS HOTEL INC          LTD VTG SH       35100E104    9,839   120,000  SH         SHARED-DEFINED              120,000
HARRAHS ENTMT INC               COM              413619107    7,089    85,700  SH         SHARED-DEFINED               85,700
HARRAHS ENTMT INC               COM              413619107        3   136,500        PUT  SHARED-DEFINED              136,500   None
HUNTSMAN CORP                   COM              447011107    2,587   136,350  SH         SHARED-DEFINED              136,350
JACUZZI BRANDS INC              COM              469865109    1,243   100,000  SH         SHARED-DEFINED              100,000
JOHN HANCOCK BK &THRIFT OPP     SH BEN INT       409735107    1,470   146,000  SH         SHARED-DEFINED              146,000
KANBAY INTL INC                 COM              48369P207    2,445    85,000  SH         SHARED-DEFINED               85,000
KEYSPAN CORP                    COM              49337W100    9,471   230,000  SH         SHARED-DEFINED              230,000
KINDER MORGAN INC KANS          COM              49455P101   12,161   115,000  SH         SHARED-DEFINED              115,000
MARINER ENERGY INC              COM              56845T305    2,450   125,000  SH         SHARED-DEFINED              125,000
MERCANTILE BANKSHARES CORP      COM              587405101    6,462   138,100  SH         SHARED-DEFINED              138,100
NEW YORK CMNTY BANCORP INC      COM              649445103    1,782   110,700  SH         SHARED-DEFINED              110,700
NORTHWESTERN CORP               COM NEW          668074305   11,799   333,500  SH         SHARED-DEFINED              333,500
NTL INC DEL                     COM              62941W101        9    25,000        PUT  SHARED-DEFINED               25,000   None
NYSE GROUP INC                  COM              62949W103      239     2,460  SH         SHARED-DEFINED                2,460
NYSE GROUP INC                  COM              62949W103    1,140    65,500        PUT  SHARED-DEFINED               65,500   None
OPEN SOLUTIONS INC              COM              68371P102    4,554   121,000  SH         SHARED-DEFINED              121,000
OREGON STL MLS INC              COM              686079104    3,121    50,000  SH         SHARED-DEFINED               50,000
OSI RESTAURANT PARTNERS INC     COM              67104A101    1,176    30,000  SH         SHARED-DEFINED               30,000
PER-SE TECHNOLOGIES INC         COM NEW          713569309    3,889   140,000  SH         SHARED-DEFINED              140,000
PHELPS DODGE CORP               COM              717265102    3,651    30,500  SH         SHARED-DEFINED               30,500
PHELPS DODGE CORP               COM              717265102       11    30,000       CALL  SHARED-DEFINED               30,000
PREMIUM STD FARMS INC           COM              74060C105    2,492   134,200  SH         SHARED-DEFINED              134,200
PROVIDENT FINL SVCS INC         COM              74386T105    1,918   105,800  SH         SHARED-DEFINED              105,800
RAILAMERICA INC                 COM              750753105    6,432   400,000  SH         SHARED-DEFINED              400,000
READERS DIGEST ASSN INC         COM              755267101    2,923   175,000  SH         SHARED-DEFINED              175,000
REALOGY CORP                    COM              75605E100    3,805   125,500  SH         SHARED-DEFINED              125,500
REDBACK NETWORKS INC            COM NEW          757209507    6,721   269,500  SH         SHARED-DEFINED              269,500
RETAIL VENTURES INC             COM              76128Y102    3,713   195,000  SH         SHARED-DEFINED              195,000
SERVICEMASTER CO                COM              81760N109      393    30,000  SH         SHARED-DEFINED               30,000
SKY FINL GROUP INC              COM              83080P103    3,568   125,000  SH         SHARED-DEFINED              125,000
SMURFIT-STONE CONTAINER CORP    COM              832727101      106    10,000  SH         SHARED-DEFINED               10,000
SOLEXA INC                      COM              83420X105      658    50,014  SH         SHARED-DEFINED               50,014
SPRINT NEXTEL CORP              COM FON          852061100    1,920   101,650  SH         SHARED-DEFINED              101,650
STONE ENERGY CORP               COM              861642106      859    24,300  SH         SHARED-DEFINED               24,300
SWIFT TRANSN CO                 COM              870756103    2,102    80,000  SH         SHARED-DEFINED               80,000
TITAN INTL INC ILL              COM              88830M102    1,219    60,500  SH         SHARED-DEFINED               60,500
UNIVERSAL AMERN FINL CORP       COM              913377107    2,330   125,000  SH         SHARED-DEFINED              125,000
UNIVISION COMMUNICATIONS INC    CL A             914906102   10,640   300,400  SH         SHARED-DEFINED              300,400
WALTER INDS INC                 COM              93317Q105    1,374    50,800  SH         SHARED-DEFINED               50,800
YANKEE CANDLE INC               COM              984757104    4,714   137,500  SH         SHARED-DEFINED               137,500


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